Financial Statement Schedule I (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Additional Information - Financial Statement Schedule I
Restricted net assets of the entity's consolidated and unconsolidated subsidiaries not available for distribution	$ 1,587,503
Threshold percentage of restricted net assets of the entity's consolidated and unconsolidated subsidiaries	25.00%